As filed with the Securities and Exchange Commission on September 13, 2022
1933 Act Registration No. 333-252473
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 8
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 929

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln Investor Advantage(R) Pro

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy to:
Carolyn E. Augur, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on October 7, 2022, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for Post-Effective Amendment No. 7 (File No. 333-252473) filed on July 21, 2022.

SIGNATURES

(a)    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 8 to the registration statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 13th day of September, 2022 at 1:06 pm.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
(Registrant)
Lincoln Investor Advantage® Pro

By: /s/ Delson R. Campbell
Delson R. Campbell
      Vice President, The Lincoln National Life Insurance Company
       (Title)

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 13th day of September, 2022 at 1:00 pm.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Michelle L. Grindle
                                                                                                                                    Michelle L. Grindle
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in their capacities indicated on September 13, 2022 at 1:06 pm.

Signature	Title
*/s/ Ellen G. Cooper Ellen G. Cooper	President and Director (Principal Executive Officer)
* /s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director (Principal Financial Officer)
* /s/ Craig T. Beazer Craig T. Beazer	Executive Vice President and Director
* /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer, and Director
* /s/ Adam M. Cohen Adam M. Cohen	Senior Vice President and Chief Accounting Officer
* /s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
* By /s/ Delson R. Campbell, Pursuant to a Power of Attorney Delson R. Campbell